CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 511		$ 374
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	30,950,234	30,950,234	23,806,313	23,806,313
Ordinary shares, shares outstanding	30,950,234	30,950,234	23,806,313	23,806,313